GENERAL (Business Combinations and Impairment of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 63,870	$ 63,870	$ 87,801
Impairment loss		(23,931)
Liability	61	542
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Impairment loss		23,931	17,846
Impairment of intangible assets	$ 7,948